INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Contributions payable (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Contributions Payable
Capital contributions payable	$ 785	$ 785
Series 29
Contributions Payable
Capital contributions payable	$ 785	$ 785